Schedule of commercialized products (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Direct product sales	€ 25,302	€ 30,663
Indirect product sales	4,250	1,110
Total product sales	€ 29,552	€ 31,772